SEGMENTED REPORTING	6 Months Ended
Feb. 29, 2020
Disclosure of operating segments [abstract]
SEGMENTED REPORTING [Text Block]

12. SEGMENTED REPORTING

Segmented information is provided on the basis of geographical segments as the Company manages its business and exploration activities through geographical regions - Canada and South Africa.  The Chief Operating Decision Makers ("CODM") reviews information from the below segments separately so the below segments are separated.  This represents a change from prior years and comparative information has been represented to reflect the way the CODM currently reviews the information

The Company evaluates performance of its operating and reportable segments as noted in the following table:

At February 29, 2020	Assets	Liabilities

Canada	$2,986	$39,422
South Africa	38,154	481
	$41,140	$39,903

At August 31, 2019	Assets	Liabilities

Canada	$4,983	$39,278
South Africa	38,680	5,542
	$43,663	$44,820

Comprehensive Loss (Income) for the period ended	February 29, 2020	February 28, 2019

Canada	$2,973	$(1,375)
South Africa	467	9,622
	$3,440	$8,247